Debt (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	$ 3,619,317		$ 3,049,752	$ 3,275,037
Less: current portion	(1,811,381)		(1,323,594)	(1,457,800)
Less: unamortized discount	(129,516)		0
Less: debt issuance costs	(65,000)		0
Long-term portion	1,613,420		1,726,158	1,817,237
Unsecured Convertible Debentures [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	655,000		0	0
Less: unamortized discount	(129,516)
Note Payable To West Virginia Development Office [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	92,873	[1]	100,656	99,365
Note Payable To West Virginia Economic Development Authority, Series 1 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	143,312	[2]	143,312	141,369
Note Payable To West Virginia Infrastructure and Jobs Development Council, Series 1 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	139,229	[3]	139,229	139,128
Note Payable To West Virginia Economic Development Authority, Series 2 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	572,148	[2]	572,148	617,767
Note Payable To West Virginia Infrastructure and Jobs Development Council, Series 2 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	581,987	[3]	581,987	630,738
Note Payable To West Virginia Jobs Investment Trust Board, Series 1 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	290,000		290,000	290,000
Note Payable To West Virginia Jobs Investment Trust Board, Series 2 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	300,000		300,000	300,000
Note Payable To West Virginia High Technology Consortium Foundation [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total			0	69,888
Note Payable to West Virginia Economic Development Authority, Series 3 [Member]
Debt Instrument [Line Items]
Debt and Capital Lease Obligations, Total	168,362	[2]	168,362	166,258
Capital leases [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	$ 676,406		$ 754,058	$ 820,524

[1]	West Virginia Development Office
[2]	West Virginia Economic Development Authority
[3]	West Virginia Infrastructure and Jobs Development Council